JPMORGAN TRUST I

270 Park Avenue

New York, NY 10017

November 3, 2014

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Attention: Filing Desk

Re:	JPMorgan Trust I (the “Trust”) on behalf of
the funds (the “Funds”) listed on
Appendix A hereto
File Nos. 811-21295 and 333-103022

Ladies and Gentlemen:

Pursuant to the requirements of the Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectuses for the Funds listed on Appendix A, except for the Class R2 and Class R6 Shares prospectus, do not differ from the prospectuses contained in the Post-Effective Amendment No. 361 (Amendment 362 under the Investment Company Act of 1940) filed electronically on October 27, 2014.

If you have any questions, please call the undersigned at (212) 648-0919

Sincerely,

/s/ Carmine Lekstutis
Carmine Lekstutis
Assistant Secretary

November 3, 2014	JPMorgan Trust I

Appendix A

JPMorgan SmartRetirement Funds

JPMorgan SmartRetirement Income Fund

JPMorgan SmartRetirement 2015 Fund

JPMorgan SmartRetirement 2020 Fund

JPMorgan SmartRetirement 2025 Fund

JPMorgan SmartRetirement 2030 Fund

JPMorgan SmartRetirement 2035 Fund

JPMorgan SmartRetirement 2040 Fund

JPMorgan SmartRetirement 2045 Fund

JPMorgan SmartRetirement 2050 Fund

JPMorgan SmartRetirement 2055 Fund